Schedule of Investments (unaudited) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 22.3%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)	USD	198	$203,579
ALM VI Ltd., Series 2012-6A, Class DR3, 7.84%, 07/15/26(a)(b)		1,000	956,237
ALM VII Ltd., Series 2013-7R2A, Class CR2, 5.79%, 10/15/27(a)(b)		500	492,305
Anchorage Capital CLO Ltd.(a):
Series 2013-1A, Class DR, 9.60%, 10/13/30(b)		1,000	994,967
Series 2014-4RA, Class D, 5.36%, 01/28/31(b)		1,000	952,571
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.79%, 01/15/29(c)		1,000	995,166
Apidos CLO XVIII, Series 2018-18A, Class E, 8.46%, 10/22/30(a)(b)		1,000	952,726
Apidos CLO XXI, Series 2015-21A, Class DR, 7.98%, 07/18/27(a)(b)		500	480,193
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.20%), 7.95%, 07/29/26(a)(c)		1,000	988,406
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 8.94%, 10/15/30(a)(b)		250	242,420
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 1.00%), 3.50%, 12/28/40(a)(c)		1,861	1,748,507
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.49%, 07/15/29(a)(c)		1,500	1,501,641
Burnham Park CLO Ltd., Series 2016-1A, Class ER, 8.16%, 10/20/29(a)(b)		500	472,570
C-BASS Trust, Series 2007-CB1, Class AF4, 3.57%, 01/25/37(d)		2,259	998,007
Carlyle US CLO Ltd., Series 2016-4A(a)(b):
Class CR, 5.56%, 10/20/27		750	733,731
Class DR, 8.16%, 10/20/27		250	239,377
Cedar Funding VI CLO Ltd., Series 2016-6A(a)(b):
Class DR, 5.76%, 10/20/28		1,000	981,489
Class ER, 8.66%, 10/20/28		250	236,331
Conseco Finance Corp.:
Series 1997-2, Class M1, 7.54%, 06/15/28(b)		1,535	1,548,540
Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 4.98%, 11/15/32(c)		1,147	1,145,900
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(b)		2,500	2,626,138

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitizwation LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(d)	USD	1,000	$1,001,159
CSMC Trust, Series 2017-1TR, 4.50%, 03/25/21(a)		686	688,691
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(d)		814	719,363
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 04/15/28		1,069	1,108,276
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 5.43%, 04/18/31(a)(b)		1,000	950,894
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 2.63%, 12/25/36(c)		660	380,706
Flatiron CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 3.60%), 6.37%, 01/17/26(a)(c)		500	499,886
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 5.08%, 11/15/26(a)(b)		750	721,082
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, 8.41%, 10/29/29(a)(b)		500	463,030
Highbridge Loan Management Ltd., Series 5A-2015, Class ERR, 8.79%, 10/15/30(a)(b)		500	474,529
KKR CLO Ltd., Series 12, Class ER2, 8.94%, 10/15/30(a)(b)		1,000	951,389
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		2,298	1,820,907
Long Beach Mortgage Loan Trust(c):
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.26%), 2.75%, 05/25/36		849	383,941
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.64%, 06/25/36		1,104	604,229
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.65%, 08/25/36		1,724	898,922
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.73%, 08/25/36		1,724	910,648
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.65%, 10/25/36		1,547	661,658
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 6.46%, 04/20/26(a)(c)		1,000	1,000,044

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 8.87%, 04/25/29(a)(b)	USD	500	$483,124
Madison Park Funding XXX Ltd.(b):
Series 2012-30X, Class C, 7.74%, 04/15/29		250	235,334
Series 2018-30A, Class D, 5.29%, 04/15/29(a)		500	477,924
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 2.75%, 08/25/37(c)		1,690	791,090
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 5.84%, 10/15/29(a)(b)		1,000	974,341
OCP CLO Ltd., Series 2016-12A, Class CR, 5.78%, 10/18/28(a)(b)		250	239,019
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 6.06%, 10/20/25(a)(c)		1,000	1,004,760
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		839	784,337
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.79%, 01/15/29(a)(b)		1,000	971,415
Palmer Square Loan Funding Ltd., Series 2018-4A, Class C, 5.23%, 11/15/26(a)(b)		1,800	1,711,935
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, 8.50%, 08/23/31(a)(b)		500	474,229
Regatta VI Funding Ltd., Series 2016-1A, Class DR, 5.46%, 07/20/28(a)(b)		500	468,803
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 6.04%, 04/15/29(a)(c)		1,000	998,322
RSO REPO SPE Trust, 5.20%, 09/15/20(a)(e)		1,422	1,408,253
TIAA CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.85%), 8.61%, 04/20/29(a)(c)		1,000	940,664
West CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 3.65%), 6.39%, 11/07/25(a)(c)		1,000	1,000,333

Total Asset-Backed Securities — 22.3% (Cost — $47,528,805)			46,694,038

Security		Par (000)	Value

Corporate Bonds — 68.8%

Argentina — 2.6%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)(f)	USD	928	$871,851
Arcor SAIC, 6.00%, 07/06/23(a)(f)		1,689	1,623,746
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)(f)		1,078	916,300
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 47.08%, 04/11/22(a)(c)		740	269,074
Tecpetrol SA, 4.88%, 12/12/22(a)(f)		891	822,914
YPF SA(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 51.73%, 07/07/20(c)		2,788	1,055,062

			5,558,947

Australia — 0.2%
Commonwealth Bank of Australia, 3.35%, 06/04/24(a)		200	202,759
Santos Finance Ltd., 5.25%, 03/13/29		200	200,978
Westpac Banking Corp., 3.30%, 02/26/24		84	84,911

			488,648

Austria — 0.4%
Suzano Austria GmbH, 6.00%, 01/15/29(a)(f)		861	917,146

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		200	211,750

Bermuda — 0.5%
Geopark Ltd., 6.50%, 09/21/24(a)(f)		1,000	997,500

Brazil — 0.3%
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(g)		615	647,902

British Virgin Islands — 1.1%
Baoxin Auto Finance I Ltd., 7.90%, 02/09/20		200	199,250
Central American Bottling Corp., 5.75%, 01/31/27(a)(f)		626	642,092
Coastal Emerald Ltd., 5.95%, 01/13/20		200	201,000
Easy Tactic Ltd.:
9.13%, 07/28/22		200	211,500
8.63%, 02/27/24		200	203,500
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	179,850
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	156,350
Rock International Investment Co., 6.63%, 03/27/20		550	418,184

			2,211,726

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada — 4.3%
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	100	$113,050
9.00%, 12/15/25(a)(f)	USD	844	916,837
Canbriam Energy, Inc., 9.75%, 11/15/19(a)(f)		1,000	810,000
Encana Corp., 3.90%, 11/15/21		100	101,811
Frontera Energy Corp., 9.70%, 06/25/23(a)(f)		2,000	2,095,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,500	1,372,500
Largo Resources Ltd., 9.25%, 06/01/21(a)		210	220,238
Masonite International Corp., 5.63%, 03/15/23(a)		399	407,977
NOVA Chemicals Corp., 5.25%, 06/01/27(a)(f)		1,495	1,466,969
Stoneway Capital Corp., 10.00%, 03/01/27(a)(f)		1,400	1,340,777
Toronto-Dominion Bank, 3.25%, 03/11/24		100	101,186
TransCanada PipeLines Ltd., 4.88%, 01/15/26		100	108,133

			9,054,478

Cayman Islands — 5.8%
Ambac LSNI LLC, 7.59%, 02/12/23(a)(b)		545	548,680
Anton Oilfield Services Group, 9.75%, 12/05/20		200	204,100
Central China Real Estate Ltd.:
7.33%, 01/27/20		200	201,250
6.88%, 10/23/20		200	199,750
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		200	204,750
China Aoyuan Group Ltd.:
8.50%, 01/23/22		200	210,000
7.95%, 02/19/23		200	206,474
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		200	204,582
China Evergrande Group:
7.00%, 03/23/20		200	198,659
4.25%, 02/14/23	HKD	4,000	495,257
China SCE Group Holdings Ltd., 8.75%, 01/15/21	USD	200	206,750
China SCE Property Holdings Ltd., 7.45%, 04/17/21		300	306,762

Security		Par (000)	Value

Cayman Islands (continued)
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21	USD	200	$204,000
5.50%, 01/23/22		400	393,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(h)		200	200,000
Energuate Trust, 5.88%, 05/03/27(a)		503	492,993
Fantasia Holdings Group Co. Ltd., 8.38%, 03/08/21		200	188,000
Future Land Development Holdings Ltd., 7.50%, 01/22/21		200	204,500
Gol Finance, Inc., 7.00%, 01/31/25(a)(f)		1,000	923,595
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	187,850
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)		400	382,000
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	192,940
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	203,636
Latam Finance Ltd., 6.88%, 04/11/24(a)(f)		645	659,612
Pearl Holding III Ltd., 9.50%, 12/11/22		200	162,974
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		200	198,000
6.95%, 04/17/21		300	301,333
Redco Group, 13.50%, 01/21/20		200	204,551
Sunac China Holdings Ltd., 8.38%, 01/15/21		200	205,095
Times China Holdings Ltd.:
6.25%, 01/17/21		500	499,138
7.63%, 02/21/22		200	204,854
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(f)		1,322	1,390,984
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	199,250
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		700	720,849
8.63%, 01/23/22		200	209,500
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		200	206,881
12.50%, 01/02/21		200	212,787

			12,135,336

Chile — 0.4%
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)(f)		737	715,882
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	198,350

			914,232

China — 0.7%
Easy Tactic Ltd., 8.88%, 09/27/21		200	209,959
Excel Capital Global Ltd., 7.00%(b)(i)		200	201,834

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Greenland Global Investment Ltd., 7.46%, 09/26/21(b)	USD	200	$202,000
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	191,950
Huachen Energy Co. Ltd., 6.63%, 05/18/20(j)		300	200,775
Scenery Journey Ltd., 11.00%, 11/06/20		200	209,250
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	199,866

			1,415,634

Colombia — 0.2%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		400	382,570

Czech Republic — 0.1%
Residomo SRO, 3.38%, 10/15/24	EUR	100	113,654

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23		280	340,536

Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(f)	USD	928	945,400

France — 1.6%
BNP Paribas SA, 4.38%, 03/01/33(b)(f)		800	786,178
BPCE SA, 5.15%, 07/21/24(a)(f)		600	626,129
Credit Agricole SA, 4.00%, 01/10/33(a)(b)		750	723,841
Crown European Holdings SA, 2.25%, 02/01/23	EUR	100	115,909
Engie SA, 3.25%(b)(i)		700	823,976
Parts Europe SA, 5.50%, 05/01/22(b)		101	113,580
Societe Generale SA, 3.88%, 03/28/24(a)	USD	250	250,799

			3,440,412

Germany — 1.0%
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(b)	EUR	500	538,568
Schaeffler AG:
1.13%, 03/26/22		100	113,591
1.88%, 03/26/24		50	57,106
ThyssenKrupp AG:
1.38%, 03/03/22		80	89,105
2.88%, 02/22/24		164	185,050
Unitymedia GmbH, 6.13%, 01/15/25(a)(f)	USD	988	1,025,445

			2,008,865

Security		Par (000)	Value

Hong Kong — 0.1%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/20(j)	USD	300	$182,250

India — 0.1%
ReNew Power Synthetic, 6.67%, 03/12/24		200	201,000

Indonesia — 0.1%
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	2,000,000	134,241
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21		2,000,000	134,670

			268,911

Ireland — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 05/15/23	EUR	100	114,979
6.00%, 02/15/25(a)(f)	USD	1,000	1,000,000
4.75%, 07/15/27	GBP	140	172,542
Bank of Ireland Group PLC, 4.13%, 09/19/27(b)	USD	500	472,734
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		841	843,102
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	110	145,717

			2,749,074

Italy — 1.1%
Assicurazioni Generali SpA (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(k)	EUR	500	591,022
Banca Carige SpA, 0.75%, 07/26/20		200	224,512
Buzzi Unicem SpA, 2.13%, 04/28/23		100	114,501
Nexi Capital SpA, 4.13%, 11/01/23		100	116,432
Sisal Group SpA, 7.00%, 07/31/23		100	113,084
Telecom Italia SpA, 1.13%, 03/26/22(l)		100	108,550
UniCredit SpA:
6.57%, 01/14/22(a)(f)	USD	700	732,493
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(k)	EUR	100	117,847
Wind Tre SpA, 2.75%, 01/20/24(b)		100	106,454

			2,224,895

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc., 3.74%, 03/07/29	USD	100	102,547
SoftBank Group Corp., 4.00%, 04/20/23	EUR	200	241,097
Takeda Pharmaceutical Co. Ltd.:
0.79%, 11/21/22(b)		100	113,947
1.13%, 11/21/22		100	115,097

			572,688

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Jersey — 0.2%
AA Bond Co. Ltd., 2.88%, 01/31/22	GBP	100	$124,525
CPUK Finance Ltd., 4.25%, 02/28/47		100	129,777
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	240	272,510

			526,812

Luxembourg — 2.6%
ArcelorMittal, 4.55%, 03/11/26	USD	102	104,236
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	131,608
Cabot Financial Luxembourg SA, 7.50%, 10/01/23		100	127,624
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	114,979
DEA Finance SA, 7.50%, 10/15/22		100	116,589
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22		100	102,609
Gilex Holding Sarl, 8.50%, 05/02/23(a)	USD	214	226,840
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	100	115,234
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	167	147,845
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		404	358,550
Lincoln Financing Sarl:
3.56%, 04/01/24(b)	EUR	100	113,016
3.63%, 04/01/24		104	117,805
Minerva Luxembourg SA, 6.50%, 09/20/26(a)	USD	557	550,698
Nexa Resources SA, 5.38%, 05/04/27(a)(f)		750	771,563
Puma International Financing SA, 5.13%, 10/06/24(a)		1,000	902,500
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(f)		928	987,114
Telecom Italia Capital SA, 6.38%, 11/15/33		385	371,525
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	108,386

			5,468,721

Mexico — 3.4%
Axtel SAB de CV, 6.38%, 11/14/24(a)(f)	USD	1,000	997,500
BBVA Bancomer SA, 6.75%, 09/30/22(a)		500	537,497
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		444	449,974

Security		Par (000)	Value

Mexico (continued)
Cydsa SAB de CV, 6.25%, 10/04/27(a)(f)	USD	800	$766,012
Docuformas SAPI de CV, 9.25%, 10/11/22(a)		400	361,000
Grupo Bimbo SAB de CV, 5.95%(a)(b)(i)		796	813,381
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)(f)		1,000	1,007,105
Mexichem SAB de CV, 5.50%, 01/15/48(a)		460	432,400
Petroleos Mexicanos:
6.50%, 03/13/27		417	419,294
5.35%, 02/12/28		19	17,632
Trust F/1401, 6.95%, 01/30/44		1,192	1,242,082

			7,043,877

Mongolia — 0.1%
Energy Resources LLC, 8.00%, 09/30/22(b)		34	35,314
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	202,933

			238,247

Netherlands — 3.7%
ABN AMRO Bank NV (5 year USD Swap + 2.20%), 4.40%, 03/27/28(k)		800	806,880
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48(b)		500	504,375
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	116,382
Greenko Dutch BV, 5.25%, 07/24/24	USD	200	192,537
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	110	127,359
Iberdrola International BV, 3.25%(b)(i)		200	233,873
ING Groep NV, 4.70%, 03/22/28(b)	USD	800	807,997
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	118,905
LeasePlan Corp. NV, 1.00%, 02/25/22		100	113,476
NN Group NV (3 mo. EURIBOR + 4.95%), 4.63%, 01/13/48(k)		500	605,824
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(a)	USD	200	202,826
OCI NV, 5.00%, 04/15/23	EUR	180	212,934
Petrobras Global Finance BV:
5.30%, 01/27/25	USD	430	436,669
8.75%, 05/23/26(f)		659	778,608
6.00%, 01/27/28(f)		706	713,872
United Group BV, 4.88%, 07/01/24	EUR	240	275,051
Ziggo BV, 5.50%, 01/15/27(a)(f)	USD	1,540	1,520,750

			7,768,318

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Panama — 0.5%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	757	$755,232
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	203,025

			958,257

Portugal — 0.3%
EDP – Energias de Portugal SA, 4.50%, 04/30/79(b)	EUR	500	585,413

Singapore — 0.6%
Alam Synergy Pte Ltd., 11.50%, 04/22/21	USD	200	213,033
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	214,900
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	201,000
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		200	212,037
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(g)	EUR	310	354,489

			1,195,459

South Africa — 0.2%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	USD	340	349,719

Spain — 0.6%
Banco de Sabadell SA, 5.38%, 12/12/28(b)	EUR	400	460,402
Banco Santander SA, 2.13%, 02/08/28		500	551,126
Hipercor SA, 3.88%, 01/19/22		300	354,132

			1,365,660

Sweden — 0.1%
Verisure Holding AB, 3.50%, 05/15/23		144	166,764
Verisure Midholding AB, 5.75%, 12/01/23		100	113,588

			280,352

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 3.49%, 05/23/23(a)	USD	200	200,955

Turkey — 0.2%
Petkim Petrokimya Holding, 5.88%, 01/26/23(a)		440	398,200

United Kingdom — 2.5%
Aon PLC, 3.88%, 12/15/25		250	258,076

Security		Par (000)	Value

United Kingdom (continued)
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	100	$138,353
Arrow Global Finance PLC, 5.13%, 09/15/24		240	298,522
Barclays Bank PLC, 6.63%, 03/30/22	EUR	300	388,216
Barclays PLC:
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(k)		100	113,135
4.84%, 05/09/28(f)	USD	500	494,607
GKN Holdings PLC, 5.38%, 09/19/22	GBP	100	139,300
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	121,900
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	131,547
Ladbrokes Group Finance PLC:
5.13%, 09/16/22		7	9,138
5.13%, 09/08/23		200	269,216
Lloyds Banking Group PLC, 4.55%, 08/16/28	USD	200	207,109
MARB BondCo PLC:
7.00%, 03/15/24		200	198,475
6.88%, 01/19/25(a)(f)		1,357	1,315,130
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	133,809
Stonegate Pub Co. Financing PLC, 7.09%, 03/15/22(b)		100	130,896
Tesco Corporate Treasury Services PLC, 1.38%, 10/24/23	EUR	100	112,988
Vedanta Resources PLC, 7.13%, 05/31/23	USD	500	487,203
Virgin Media Finance PLC, 6.38%, 10/15/24	GBP	110	149,354
Vodafone Group PLC, 2.95%, 02/19/23	USD	100	99,274

			5,196,248

United States — 30.8%
Abbott Laboratories, 3.75%, 11/30/26		100	103,952
AbbVie, Inc., 3.60%, 05/14/25		100	100,224
Altria Group, Inc.:
3.80%, 02/14/24		250	254,447
4.40%, 02/14/26		100	102,784
Ambac Assurance Corp., 5.10%, 06/07/20(a)		23	31,799
American Airlines Group, Inc., 4.87%, 04/22/25(e)		257	257,000
American Express Co., 3.40%, 02/22/24		100	101,609
American Tower Corp., 3.38%, 05/15/24		250	251,761
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25		393	407,963
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		250	266,349
Antero Resources Corp., 5.38%, 11/01/21		100	100,375
Arconic, Inc., 6.75%, 01/15/28(f)		1,540	1,593,900

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(a)	USD	278	$283,560
AT&T, Inc., 3.40%, 05/15/25		100	98,952
Bank of America Corp., 3.37%, 01/23/26(b)		100	100,070
BAT Capital Corp., 3.22%, 08/15/24		100	97,776
Bayer US Finance II LLC, 4.25%, 12/15/25(a)		200	202,144
Bristow Group, Inc., 8.75%, 03/01/23(a)(f)		696	501,120
Broadcom, Inc., 4.25%, 04/15/26(a)		250	248,153
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		57	54,578
BWAY Holding Co.:
4.75%, 04/15/24	EUR	110	125,446
5.50%, 04/15/24(a)	USD	150	148,920
Capital One Financial Corp., 3.90%, 01/29/24		49	50,093
Carlson Travel, Inc., 6.75%, 12/15/23(a)(f)		886	886,000
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(f)		210	206,588
Celgene Corp., 3.88%, 08/15/25		100	102,250
Centennial Resource Production LLC, 5.38%, 01/15/26(a)(f)		1,000	958,750
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 07/23/25		250	263,794
5.05%, 03/30/29(f)		800	842,958
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		400	435,000
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(a)(g)(l)		645	670,521
Chesapeake Energy Corp., 7.00%, 10/01/24(f)		1,329	1,325,677
Cimarex Energy Co., 4.38%, 03/15/29		246	253,165
Citigroup, Inc.:
3.30%, 04/27/25		100	99,757
6.68%, 09/13/43(f)		500	638,721
Commercial Metals Co., 5.38%, 07/15/27		95	91,438
Continental Resources, Inc.:
5.00%, 09/15/22(f)		533	536,798
4.50%, 04/15/23		100	103,518
Crown Castle International Corp., 4.88%, 04/15/22		100	105,402
CSC Holdings LLC, 10.88%, 10/15/25(a)(f)		1,268	1,463,906
CVS Health Corp., 3.88%, 07/20/25		100	101,200
Daimler Finance North America LLC, 3.40%, 02/22/22(a)		150	151,326
DaVita, Inc., 5.00%, 05/01/25(f)		875	838,469

Security		Par (000)	Value

United States (continued)
DCP Midstream Operating LP, 2.70%, 04/01/19	USD	380	$380,000
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		116	117,562
Diamondback Energy, Inc., 4.75%, 11/01/24(a)(f)		513	524,440
DowDuPont, Inc., 4.49%, 11/15/25		100	106,518
Eldorado Resorts, Inc., 7.00%, 08/01/23		56	58,599
Energen Corp., 4.63%, 09/01/21		72	72,630
Energy Transfer Operating LP:
7.50%, 10/15/20(f)		1,380	1,469,238
4.25%, 03/15/23		100	102,597
Enterprise Products Operating LLC, 3.75%, 02/15/25		100	103,225
Equinix, Inc., 2.88%, 03/15/24	EUR	100	115,784
Fidelity National Information Services, Inc.:
4.50%, 10/15/22	USD	100	104,346
3.00%, 08/15/26		250	239,512
Fifth Third Bancorp, 3.65%, 01/25/24		40	40,964
First Data Corp., 5.00%, 01/15/24(a)(f)		504	517,041
FirstEnergy Corp., Series B, 4.25%, 03/15/23		100	104,317
Fiserv, Inc., 3.85%, 06/01/25		100	102,604
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(f)		1,050	1,005,375
Ford Motor Credit Co. LLC:
2.43%, 06/12/20(f)		410	404,618
3.16%, 08/04/20(f)		410	407,096
5.75%, 02/01/21		200	205,968
3.02%, 03/06/24	EUR	230	260,825
5.58%, 03/18/24	USD	292	296,167
Frontier Communications Corp., 8.50%, 04/01/26(a)(f)		1,500	1,395,000
General Motors Financial Co., Inc., 3.70%, 05/09/23		100	99,469
Gilead Sciences, Inc., 3.65%, 03/01/26		100	101,959
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23(f)		495	521,082
Goldman Sachs Group, Inc.:
3.63%, 02/20/24		100	101,023
3.75%, 05/22/25		100	101,016
5.15%, 05/22/45(f)		700	740,300
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	157,125
Halliburton Co., 3.80%, 11/15/25		100	102,205
HCA, Inc.:
5.88%, 02/15/26(f)		1,540	1,663,200
5.88%, 02/01/29		48	51,718
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		100	100,872

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
HSBC Holdings PLC, 5.25%, 03/14/44(f)	USD	700	$765,650
Hyundai Capital America, 3.95%, 02/01/22(a)(f)		552	560,029
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		100	100,952
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	114,558
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)(f)	USD	1,540	1,513,050
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	112,733
Jagged Peak Energy LLC, 5.88%, 05/01/26(f)	USD	649	643,516
John Deere Capital Corp., 3.45%, 03/07/29		100	102,792
JPMorgan Chase & Co.(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(k)		100	101,871
Kaiser Aluminum Corp., 5.88%, 05/15/24(f)		1,540	1,582,350
KB Home, 7.63%, 05/15/23		189	205,774
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)(f)		800	816,000
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22		100	102,733
Lam Research Corp.:
3.75%, 03/15/26		250	254,527
4.00%, 03/15/29		50	51,029
Level 3 Financing, Inc.:
5.38%, 08/15/22		400	402,000
5.63%, 02/01/23		92	93,035
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29		100	105,819
MassMutual Global Funding II, 3.40%, 03/08/26(a)		200	203,213
McDonald’s Corp., 3.38%, 05/26/25		100	101,788
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 09/01/26(f)		1,600	1,556,000
Mid-America Apartments LP, 3.95%, 03/15/29		59	59,946
Morgan Stanley, 3.63%, 01/20/27		100	100,234
MPLX LP, 4.00%, 02/15/25		250	254,639
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 03/24/25	EUR	100	116,044
Nestle Holdings, Inc., 3.50%, 09/24/25(a)	USD	150	155,531
Newfield Exploration Co., 5.63%, 07/01/24		250	273,050
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(f)		1,000	1,200,000
Northrop Grumman Corp., 2.93%, 01/15/25		100	98,625

Security		Par (000)	Value

United States (continued)
Oasis Petroleum, Inc., 6.88%, 03/15/22(f)	USD	301	$304,010
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24		3	3,079
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(a)(f)		1,495	1,573,487
Pacific Drilling SA, 8.38%, 10/01/23(a)		148	150,247
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(a)(h)		42	42,840
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24(a)(f)		403	416,601
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65%, 07/29/21(a)		46	46,622
Post Holdings, Inc., 5.00%, 08/15/26(a)(f)		1,540	1,497,650
PPL Capital Funding, Inc., 3.95%, 03/15/24		100	102,365
PulteGroup, Inc., 5.50%, 03/01/26		302	311,060
QEP Resources, Inc., 6.88%, 03/01/21		190	194,750
QUALCOMM, Inc., 3.45%, 05/20/25		100	100,735
Quicken Loans, Inc., 5.75%, 05/01/25(a)(f)		1,638	1,643,733
Resolute Energy Corp., 8.50%, 05/01/20(f)		1,725	1,725,000
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)		300	306,375
Ryder System, Inc., 3.65%, 03/18/24		105	107,100
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25		250	274,750
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(a)(f)		1,400	1,386,000
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		400	409,968
Schlumberger Holdings Corp., 3.75%, 05/01/24(a)		70	71,530
Scientific Games International, Inc., 10.00%, 12/01/22(f)		1,500	1,576,275
SEACOR Holdings, Inc., 3.25%, 05/15/30		1,500	1,356,677
Sprint Corp., 7.88%, 09/15/23(f)		787	824,382
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		250	249,925
Stanley Black & Decker, Inc., 3.40%, 03/01/26		97	98,185
Steel Dynamics, Inc., 5.50%, 10/01/24(f)		496	512,120
Sunoco LP/Sunoco Finance Corp., Series WI, 4.88%, 01/15/23(f)		607	616,651
SunTrust Bank, 3.20%, 04/01/24		250	252,073
Synchrony Financial, 4.38%, 03/19/24		123	124,586

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Thermo Fisher Scientific, Inc., 3.30%, 02/15/22	USD	100	$101,287
Total System Services, Inc., 3.75%, 06/01/23		100	101,515
TransDigm, Inc.(f):
6.50%, 05/15/25		1,540	1,563,254
6.25%, 03/15/26(a)		512	533,248
TRI Pointe Group, Inc., 4.88%, 07/01/21(f)		676	676,845
Tyson Foods, Inc., 4.00%, 03/01/26		25	25,568
Union Pacific Corp., 3.15%, 03/01/24		45	45,668
United Rentals North America, Inc., 4.88%, 01/15/28(f)		1,500	1,459,050
United Technologies Corp., 3.95%, 08/16/25		100	103,858
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(a)(f)		200	175,000
Ventas Realty LP, 3.50%, 04/15/24		64	64,755
VeriSign, Inc., 4.75%, 07/15/27(f)		414	414,050
Verizon Communications, Inc., 4.33%, 09/21/28		200	211,507
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		293	320,288
Vistra Energy Corp.:
5.88%, 06/01/23		28	28,630
7.63%, 11/01/24		189	199,871
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		100	101,918
WEC Energy Group, Inc., 3.10%, 03/08/22		30	30,236
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23(f)		1,500	1,443,750
Wells Fargo & Co., 3.75%, 01/24/24		55	56,599
Welltower, Inc., 3.63%, 03/15/24		35	35,602
Williams Cos., Inc., 4.00%, 09/15/25		200	205,413
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	162	190,421
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/27(a)(f)	USD	832	830,170
Zekelman Industries, Inc., 9.88%, 06/15/23(a)		72	76,500

			64,453,875

Total Corporate Bonds — 68.8% (Cost — $147,297,067)			144,013,667

Security		Par (000)	Value

Floating Rate Loan Interests(c) — 8.5%

Netherlands — 0.5%
Stars Group Holdings B.V., 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25	USD	1,157	$1,154,274

United States — 8.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		378	375,578
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 7.23%, 02/05/24		372	370,140
BCP Raptor II LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.75%), 7.37%, 11/03/25		402	379,086
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 7.25%, 12/31/22		893	876,819
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.48%, 10/04/19(e)		1,895	1,894,555
CLGF Holdco 1 LLC, Term Loan, 12/20/19(m)		1,250	1,225,000
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 08/13/25		564	551,611
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 04/01/24		1,564	1,542,322
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 12/14/24		884	868,241
LSTAR Securities Financing Vehicle, LPN, 2018 Term Loan, (1 mo. LIBOR + 2.00%), 4.49%, 04/01/21(e)		627	625,062
Pioneer Energy Services Corp., Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 10.23%, 11/08/22(e)		1,504	1,488,960
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.74%, 08/07/23(e)		332	325,168
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.55%, 04/12/25		1,463	1,398,870
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 02/28/25		852	797,544

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (1 mo. LIBOR + 3.37%), 5.86%, 08/08/20(e)	USD	1,520	$1,505,124
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.33%, 08/14/24		1,564	1,521,737
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/23/25		159	151,671
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 11/21/24		854	835,700

			16,733,188

Total Floating Rate Loan Interests — 8.5% (Cost — $18,166,510)			17,887,462

Foreign Agency Obligations — 5.3%

Colombia — 1.2%
Colombia Government International Bond:
4.38%, 07/12/21		215	220,805
8.13%, 05/21/24		590	715,714
4.50%, 01/28/26(f)		671	707,905
3.88%, 04/25/27(f)		870	884,355

			2,528,779

Egypt — 0.9%
Egypt Government International Bond:
5.75%, 04/29/20(f)		1,051	1,057,569
7.60%, 03/01/29(a)		256	262,720
8.50%, 01/31/47(a)		488	497,760

			1,818,049

Indonesia — 0.8%
Indonesia Government International Bond:
4.75%, 01/08/26		200	211,169
4.10%, 04/24/28(f)		200	203,000
Indonesia Treasury Bond:
8.38%, 09/15/26	IDR	8,525,000	625,130
6.13%, 05/15/28		10,559,000	667,679

			1,706,978

Security	Par (000)		Value

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22	USD	200	$195,150

Mexico — 0.2%
Mexico Government International Bond, 4.15%, 03/28/27		320	325,120

Nigeria — 0.2%
Nigeria Government International Bond, 7.63%, 11/21/25		460	489,900

Paraguay — 0.1%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		250	260,625

Qatar — 0.5%
Qatar Government International Bond:
4.00%, 03/14/29(a)(f)		685	706,307
4.63%, 06/02/46		250	264,375

			970,682

Russia — 0.2%
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		200	205,765
4.25%, 06/23/27		200	199,700

			405,465

Saudi Arabia — 0.8%
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	207,950
4.50%, 04/17/30(f)		1,200	1,255,500
5.25%, 01/16/50(a)		200	213,385

			1,676,835

South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 05/30/22(f)		224	235,760

Sri Lanka — 0.2%
Sri Lanka Government International Bond, 7.85%, 03/14/29		400	419,050

Total Foreign Agency Obligations — 5.3% (Cost — $10,835,394)			11,032,393

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 20.4%

Collateralized Mortgage Obligations — 2.2%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 2.74%, 06/25/37(c)	USD	840	$672,642
ARI Investments LLC, 5.38%, 01/06/25(b)(e)		866	865,756
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.61%, 12/26/37(a)(b)		1,057	973,472
Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37		992	876,249
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 2.67%, 06/25/46(c)		3,034	1,224,512

			4,612,631

Commercial Mortgage-Backed Securities — 18.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		380	361,215
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.50%), 4.98%, 04/15/27(a)(c)		438	438,694
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.53%, 12/15/36(a)(b)		190	190,712
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR + 1.50%), 3.99%, 12/25/37(a)(c)		2,000	1,683,664
BBCMS Mortgage Trust(a)(b):
Series 2017-DELC, Class F, 5.98%, 08/15/36		550	544,485
Series 2018-TALL, Class D, 3.93%, 03/15/37		500	496,867
BBCMS Trust(a)(b):
Series 2015-STP, Class E, 4.29%, 09/10/28		1,000	978,536
Series 2019-CLP, Class D, 4.21%, 12/15/31		428	423,917
Benchmark Mortgage Trust, Series 2018-B7, Class C, 4.86%, 05/15/53(b)		1,000	1,065,695
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 5.48%, 11/15/35(a)(b)		818	820,330
BXP Trust, Series 2017-CC(a)(b):
Class D, 3.55%, 08/13/37		180	174,973
Class E, 3.55%, 08/13/37		350	321,561
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 4.63%, 12/15/37(a)(b)		633	635,766
CCRE Commercial Mortgage Trust, 4.64%, 01/15/39(a)		1,000	1,005,853

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust, Class C(b):
Series 2011-C1, 6.07%, 04/15/44(a)	USD	1,000	$1,047,683
Series 2016-C3, 4.76%, 01/10/48		1,000	1,025,427
Citigroup Commercial Mortgage Trust(b):
Series 2015-GC27, Class C, 4.43%, 02/10/48		1,000	1,007,525
Series 2016-C1, Class C, 4.95%, 05/10/49		534	568,118
Series 2016-C1, Class D, 4.95%, 05/10/49(a)		1,000	975,248
Series 2016-P3, Class D, 2.80%, 04/15/49(a)		500	414,177
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR + 3.50%), 5.98%, 06/11/32(a)(c)		790	792,963
COMM Mortgage Trust, Series 2015-CR23, Class CME, 3.68%, 05/10/48(a)(b)		600	595,952
Commercial Mortgage Trust, Series 2015-CR23(a)(b):
Class CMC, 3.68%, 05/10/48		1,000	998,595
Class CMD, 3.68%, 05/10/48		1,150	1,146,331
Core Industrial Trust, Series 2015-WEST, Class E, 4.23%, 02/10/37(a)(b)		1,000	1,008,255
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(b)		11,000	685,520
DBUBS Mortgage Trust(a)(b):
Series 2011-LC1A, Class E, 5.70%, 11/10/46		1,000	1,035,871
Series 2017-BRBK, Class F, 3.53%, 10/10/34(e)		390	356,581
GS Mortgage Securities Corp. Trust, Series 2017-500K(a)(c):
Class D, (1 mo. LIBOR + 1.30%), 3.78%, 07/15/32		120	119,512
Class E, (1 mo. LIBOR + 1.50%), 3.98%, 07/15/32		240	239,323
Class F, (1 mo. LIBOR + 1.80%), 4.28%, 07/15/32		10	9,972
Class G, (1 mo. LIBOR + 2.50%), 4.98%, 07/15/32		70	69,634
GS Mortgage Securities Trust, Series 2017-GS7(a):
Class D, 3.00%, 08/10/50		375	332,619
Class E, 3.00%, 08/10/50		300	256,850
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(b)		1,619	1,559,864

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)	USD	1,240	$1,208,054
JPMorgan Chase Commercial Mortgage Securities Trust(a):
Series 2017-MAUI, Class E, (1 mo. LIBOR + 2.95%), 5.44%, 07/15/34(c)		653	653,808
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		250	251,794
LSTAR Commercial Mortgage Trust, Series 2017-5(a)(b):
Class C, 4.87%, 03/10/50		1,000	918,318
Class X, 1.11%, 03/10/50		12,449	565,547
MAD Mortgage Trust, Series 2017-330M(a)(b):
Class D, 3.71%, 08/15/34		130	129,966
Class E, 3.76%, 08/15/34		180	174,153
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(a)		1,032	1,078,938
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.13%, 07/15/50(a)(b)		1,000	940,038
Series 2015-C25, 3.07%, 10/15/48		80	72,038
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		1,010	816,504
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)(b)		8,625	1,295,303
Series 2018-H4, Class C, 5.08%, 12/15/51(b)		711	748,283
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		250	234,523
Series 2018-SUN, Class F, 5.03%, 07/15/35(a)(b)		220	218,483
Series 2019-AGLN, Class F, 5.10%, 03/15/34(a)(b)		1,000	1,000,000
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 5.53%, 11/15/34(a)(b)		160	160,699
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.06%, 04/09/37(a)(b)		170	156,268
Olympic Tower Mortgage Trust, Series 2017-OT(a)(b):
Class D, 3.95%, 05/10/39		140	136,858
Class E, 3.95%, 05/10/39		190	178,594
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR + 2.50%), 4.98%, 06/15/37(a)(c)		260	256,395

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR + 2.00%), 4.48%, 07/15/34(a)(c)	USD	560	$555,240
Wells Fargo Commercial Mortgage Trust (b):
Series 2015-NXS4, Class D, 3.60%, 12/15/48		305	287,382
Series 2016-C37, Class C, 4.49%, 12/15/49		1,000	1,021,796
Series 2016-NXS5, Class D, 4.88%, 01/15/59		500	486,623
Series 2018-BXI, Class E, 4.64%, 12/15/36(a)		100	100,086
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.77%, 03/25/38(b)		793	686,660
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.58%, 04/15/45(a)(b)		350	362,105

			38,082,744

Total Non-Agency Mortgage-Backed Securities — 20.4% (Cost — $41,892,530)			42,695,375

Preferred Securities — 3.7%

Capital Trusts — 3.7%

Australia — 0.1%
Origin Energy Finance Ltd., 4.00%, 09/16/74(k)	EUR	100	113,720

Cayman Islands — 0.2%
Agile Group Holdings Ltd., 6.88%(b)(i)	USD	200	195,177
FWD Ltd., 5.50%(b)(i)		200	183,928
King Talent Management Ltd., 5.60%(b)(i)		200	176,655

			555,760

Denmark — 0.4%
Orsted A/S, 2.25%, 11/24/17(b)	EUR	800	891,567

France — 1.2%
AXA SA, 3.25%, 05/28/49(b)		700	811,207
Societe Generale SA, 5.63%, 11/24/45	USD	700	746,681
Solvay Finance SA (5 year EUR Swap + 3.70%), 5.43%(i)(k)	EUR	140	176,871

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
TOTAL SA (5 year EUR Swap + 3.35%), 3.37%(i)(k)	EUR	600	$730,335

			2,465,094

Hong Kong — 0.1%
Yancoal International Resources Development Co. Ltd., 5.75%(i)(k)	USD	235	236,222

Netherlands — 1.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(k)		500	522,125
ATF Netherlands BV (5 year EUR Swap + 4.38%), 3.75%(i)(k)	EUR	300	338,208
Naturgy Finance BV, 4.13%(i)(k)		100	118,746
Repsol International Finance BV, 3.88%(i)(k)		100	117,565
Telefonica Europe BV(i):
3.75%(k)		300	348,995
3.88%(b)		500	539,081
Volkswagen International Finance NV(i)(k):
3.88%		500	535,860
4.63%		300	351,875

			2,872,455

South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%, 05/21/78(b)	USD	200	191,727

Thailand — 0.1%
PTTEP Treasury Center Co. Ltd., 4.60%(i)(k)		200	198,769

United States — 0.1%
Belden, Inc., 4.13%, 10/15/26	EUR	100	117,873

Total Capital Trusts — 3.7% (Cost — $7,657,775)			7,643,187

Total Preferred Securities — 3.7% (Cost — $7,657,775)			7,643,187

Security	Par (000)		Value

United States (continued)
U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 5.49%, 10/25/29(c)	USD	106	$112,030
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 7.64%, 10/25/29(c)		1,000	1,129,555

Total U.S. Government Sponsored Agency Securities — 0.6% (Cost — $1,106,166)			1,241,585

Total Long-Term Investments — 129.6% (Cost — $274,484,247)			271,207,707

Short-Term Securities — 1.0%

Foreign Agency Obligations — 0.6%
Egypt Treasury Bills, 0.00%, 08/20/19(n)(o)	EGP	23,825	1,290,840

Total Foreign Agency Obligations — 0.6% (Cost — $1,270,013)			1,290,840

		Shares

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(p)(q)		884,558	884,558

Total Money Market Funds — 0.4% (Cost — $884,558)			884,558

Total Short-Term Securities — 1.0% (Cost — $2,154,571)			2,175,398

Options Purchased — 0.0% (Cost — $40,044)			26,100

Total Investments — 130.6% (Cost — $276,678,862)			273,409,205

Liabilities in Excess of Other Assets — (30.6)%			(64,010,719)

Net Assets — 100.0%			$209,398,486

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Convertible security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Zero-coupon bond.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,363,454	(1,478,896)	884,558	$884,558	$12,605	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

ARS — Argentine Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

USD — United States Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CR — Custodian Receipt

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

OTC — Over-the-Counter

PIK — Payment-In-Kind

S&P — S&P Global Ratings

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	3.15%	08/20/18	Open	$589,000	$599,473	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	10/18/18	Open	164,750	166,071	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.75	10/22/18	Open	515,625	521,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.05	10/22/18	Open	1,431,428	1,449,352	Corporate Bonds	Open/Demand
BNP Paribas	3.00	11/07/18	Open	1,327,500	1,342,471	Corporate Bonds	Open/Demand
BNP Paribas	3.00	11/07/18	Open	1,247,260	1,261,326	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.15	11/15/18	Open	673,000	680,500	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	11/15/18	Open	765,000	773,236	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	11/15/18	Open	827,450	836,359	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	11/15/18	Open	656,250	663,316	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	11/15/18	Open	636,480	643,333	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.05	12/10/18	Open	208,320	210,118	Foreign Agency Obligations	Open/Demand
BNP Paribas	3.20	12/11/18	Open	693,680	700,229	Corporate Bonds	Open/Demand
BNP Paribas	3.25	12/11/18	Open	863,040	871,083	Corporate Bonds	Open/Demand
BNP Paribas	3.25	12/11/18	Open	573,244	578,586	Corporate Bonds	Open/Demand
BNP Paribas	3.25	12/11/18	Open	1,196,000	1,207,146	Corporate Bonds	Open/Demand
BNP Paribas	3.29	12/11/18	Open	665,000	671,279	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/13/18	Open	1,222,163	1,232,612	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/13/18	Open	1,232,000	1,242,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/13/18	Open	1,178,100	1,188,173	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	1,087,500	1,096,381	Corporate Bonds	Open/Demand
BNP Paribas	2.95	12/14/18	Open	896,437	903,628	Corporate Bonds	Open/Demand
BNP Paribas	3.00	12/14/18	Open	1,391,250	1,402,612	Corporate Bonds	Open/Demand
BNP Paribas	3.00	12/14/18	Open	1,522,313	1,534,745	Corporate Bonds	Open/Demand
BNP Paribas	3.05	12/14/18	Open	948,655	956,541	Corporate Bonds	Open/Demand
BNP Paribas	3.20	12/14/18	Open	443,869	447,753	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	920,000	927,647	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,176,000	1,185,776	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,143,450	1,152,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,210,940	1,221,006	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,239,700	1,250,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,162,700	1,172,365	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,204,000	1,214,008	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,297,450	1,308,235	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/14/18	Open	1,235,850	1,246,123	Corporate Bonds	Open/Demand
BNP Paribas	3.05	12/20/18	Open	766,687	772,878	Foreign Agency Obligations	Open/Demand
BNP Paribas	3.20	12/20/18	Open	823,750	830,752	Corporate Bonds	Open/Demand
BNP Paribas	3.20	12/20/18	Open	790,000	796,715	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/20/18	Open	668,500	673,406	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/20/18	Open	474,642	478,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/20/18	Open	631,750	636,386	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/20/18	Open	702,000	707,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/20/18	Open	368,750	371,728	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	12/20/18	Open	762,500	768,657	Corporate Bonds	Open/Demand

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.65%	01/29/19	Open	$1,104,000	$1,109,039	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.85	01/29/19	Open	755,527	759,236	Corporate Bonds	Open/Demand
BNP Paribas	3.29	01/29/19	Open	614,800	618,227	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	01/31/19	Open	670,000	673,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/04/19	Open	780,000	783,640	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/07/19	Open	910,000	914,019	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	02/11/19	Open	948,527	951,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/11/19	Open	1,151,754	1,156,697	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	02/12/19	Open	1,033,298	1,036,598	Corporate Bonds	Open/Demand
BNP Paribas	3.05	02/14/19	Open	449,790	451,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/19/19	Open	699,000	701,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.05	02/19/19	Open	654,000	656,272	Corporate Bonds	Open/Demand
BNP Paribas	2.72	02/19/19	Open	670,250	672,326	Corporate Bonds	Open/Demand
BNP Paribas	2.90	02/19/19	Open	811,797	814,479	Corporate Bonds	Open/Demand
BNP Paribas	2.90	02/19/19	Open	762,919	765,438	Corporate Bonds	Open/Demand
BNP Paribas	2.90	02/19/19	Open	637,165	639,269	Corporate Bonds	Open/Demand
BNP Paribas	2.90	02/19/19	Open	816,570	819,267	Corporate Bonds	Open/Demand
BNP Paribas	2.90	02/19/19	Open	612,625	614,648	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.65	02/26/19	Open	590,480	591,914	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.65	02/28/19	Open	713,367	715,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/28/19	Open	501,630	502,856	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/28/19	Open	543,000	544,327	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/28/19	Open	854,920	857,200	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/28/19	Open	799,240	801,371	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/07/19	Open	501,354	502,416	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/08/19	Open	459,000	459,918	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC.	2.50	03/11/19	Open	653,689	654,506	Foreign Agency Obligations	Open/Demand
BNP Paribas	2.74	03/12/19	Open	135,937	136,145	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/13/19	Open	157,237	157,341	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/13/19	Open	232,899	233,268	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/13/19	Open	140,000	140,222	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/13/19	Open	202,125	202,445	Corporate Bonds	Open/Demand
BNP Paribas	2.98	03/13/19	Open	1,841,200	1,843,226	Corporate Bonds	Open/Demand
BNP Paribas	2.78	03/14/19	Open	647,926	648,827	Corporate Bonds	Open/Demand
BNP Paribas	2.89	03/14/19	Open	501,020	501,744	Corporate Bonds	Open/Demand
BNP Paribas	2.89	03/14/19	Open	479,655	480,348	Corporate Bonds	Open/Demand
BNP Paribas	2.89	03/14/19	Open	480,000	480,694	Corporate Bonds	Open/Demand
BNP Paribas	2.89	03/14/19	Open	473,760	474,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/22/19	Open	846,543	847,260	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.75	03/26/19	Open	761,000	761,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	03/29/19	Open	379,250	379,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	03/29/19	Open	383,350	383,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/29/19	Open	410,440	410,544	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/29/19	Open	415,800	415,906	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/29/19	Open	331,200	331,284	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	03/29/19	Open	331,467	331,552	Corporate Bonds	Open/Demand

				$68,383,494	$68,820,202

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Ultra Long Treasury Bond	83	06/19/19	$11,021	$204,213
Long U.S. Treasury Bond	12	06/19/19	1,796	50,058
5-Year U.S. Treasury Note	121	06/28/19	14,015	90,441

				344,712

Short Contracts:
10-Year U.S. Treasury Note	293	06/19/19	36,396	(465,112)
U.S. Ultra Bond	10	06/19/19	1,680	(68,554)
2-Year U.S. Treasury Note	21	06/28/19	4,475	(15,290)

				(548,956)

				$(204,244)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	246,336	EUR	217,000	Bank of America N.A.	04/04/19	$2,875
USD	95,077	EUR	84,000	Deutsche Bank AG	04/04/19	834
USD	16,491,241	EUR	14,402,000	HSBC Bank USA N.A.	04/04/19	333,037
USD	1,671,306	GBP	1,255,000	Barclays Bank PLC	04/04/19	36,563
USD	140,284	GBP	107,000	Citibank N.A.	04/04/19	907
USD	128,250	GBP	96,000	Standard Chartered Bank	04/04/19	3,202
USD	267,333	GBP	201,000	State Street Bank and Trust Co.	04/04/19	5,513
USD	1,734,771	ARS	70,431,703	Deutsche Bank AG	04/25/19	157,231
USD	16,782,584	EUR	14,907,000	UBS AG	05/06/19	12,590
USD	2,158,636	GBP	1,652,000	State Street Bank and Trust Co.	05/07/19	3,212
USD	461,463	HKD	3,612,751	Bank of America N.A.	06/17/19	178

						556,142

EUR	14,907,000	USD	16,737,580	UBS AG	04/04/19	(12,795)
GBP	1,652,000	USD	2,155,061	State Street Bank and Trust Co.	04/04/19	(3,192)
IDR	7,890,718,440	USD	551,028	JPMorgan Chase Bank N.A.	05/29/19	(2,311)
USD	548,313	IDR	7,890,718,440	Citibank N.A.	05/29/19	(404)
USD	277,042	IDR	4,018,493,290	Bank of America N.A.	06/18/19	(1,675)

						(20,377)

						$535,765

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	300	05/17/19	USD	260.00	USD	300	$26,100

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
3-Month LIBOR, 2.60%	Quarterly	2.14%	Semi-annual	N/A	02/28/22	USD	6,900	$(38,433)	$64	$(38,497)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	733	$(1,116)	$5,357	$(6,473)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	$(298,154)	$(535,812)	$237,658
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	3,000	(178,892)	(317,670)	138,778

								$(477,046)	$(853,482)	$376,436

(a)	Using S&P Global Ratings of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$45,285,785	$1,408,253	$46,694,038
Corporate Bonds	603,807	143,152,860	257,000	144,013,667
Floating Rate Loan Interests	—	12,048,593	5,838,869	17,887,462
Foreign Agency Obligations	—	11,032,393	—	11,032,393
Non-Agency Mortgage-Backed Securities	—	41,473,038	1,222,337	42,695,375
Preferred Securities	—	7,643,187	—	7,643,187
U.S. Government Sponsored Agency Securities	—	1,241,585	—	1,241,585
Short-Term Securities:
Foreign Agency Obligations	—	1,290,840	—	1,290,840
Money Market Funds	884,558	—	—	884,558
Options Purchased:
Equity contracts	26,100	—	—	26,100

	$1,514,465	$263,168,281	$8,726,459	$273,409,205

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$556,142	$—	$556,142
Credit contracts	—	376,436	—	376,436
Interest rate contracts	344,712	—	—	344,712
Liabilities:
Foreign currency exchange contracts	—	(20,377)	—	(20,377)
Credit contracts	—	(6,473)	—	(6,473)
Interest rate contracts	(548,956)	(38,497)	—	(587,453)

	$(204,244)	$867,231	$—	$662,987

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $68,820,202 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 2022 Global Income Opportunity Trust

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2018	$1,922,478	$257,000	$7,867,669	$1,228,227	$11,275,374
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3(a)	(500,000)	—	(1,861,299)	—	(2,361,299)
Accrued discounts/premiums	—	—	1,752	374	2,126
Net realized gain (loss)	—	—	238	—	238
Net change in unrealized appreciation (depreciation)(b)	(14,225)	—	(5,336)	10,033	(9,528)
Purchases	—	—	16,287	—	16,287
Sales	—	—	(180,442)	(16,297)	(196,739)

Closing Balance, as of March 31, 2019	$1,408,253	$257,000	$5,838,869	$1,222,337	$8,726,459

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$(14,225)	$—	$(5,336)	$10,033	$(9,528)

(a)

As of December 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20